Valued Advisers Trust

BFS Equity Fund

Supplement to the Statement of Additional Information dated September 28, 2017

Supplement dated November 17, 2017

Effective, October 11, 2017, John C. Swhear resigned as Chief Compliance Officer and Vice President of the Trust. Also effective October 11, 2017, Brandon Kipp was elected as Chief Compliance Officer of the Trust.

The following table provides additional information regarding Mr. Kipp.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Brandon Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer,

Ultimus Fund Solutions, LLC (since July 2017)

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

  * The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this Supplement, the Trust consists of 13 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (855) 575-2430.

Valued Advisers Trust

Dana Large Cap Equity Fund

Dana Small Cap Equity Fund

Supplement to the Statement of Additional Information dated February 28, 2017

Supplement dated November 17, 2017

Effective, October 11, 2017, John C. Swhear resigned as Chief Compliance Officer and Vice President of the Trust. Also effective October 11, 2017, Brandon Kipp was elected as Chief Compliance Officer of the Trust.

The following table provides additional information regarding Mr. Kipp.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Brandon Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer,

Ultimus Fund Solutions, LLC (since July 2017)

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

  * The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this Supplement, the Trust consists of 13 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Prospectus, dated February 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (855) 280-9648.

Valued Advisers Trust

Foundry Partners Fundamental Small Cap Value Fund

Supplement to the Statement of Additional Information dated February 28, 2017

Supplement dated November 17, 2017

Effective, October 11, 2017, John C. Swhear resigned as Chief Compliance Officer and Vice President of the Trust. Also effective October 11, 2017, Brandon Kipp was elected as Chief Compliance Officer of the Trust.

The following table provides additional information regarding Mr. Kipp.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Brandon Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer,

Ultimus Fund Solutions, LLC (since July 2017)

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

  * The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this Supplement, the Trust consists of 13 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (800) 247-1014.

Valued Advisers Trust

Golub Group Equity Fund

Supplement to the Statement of Additional Information dated May 31, 2017

Supplement dated November 17, 2017

Effective, October 11, 2017, John C. Swhear resigned as Chief Compliance Officer and Vice President of the Trust. Also effective October 11, 2017, Brandon Kipp was elected as Chief Compliance Officer of the Trust.

The following table provides additional information regarding Mr. Kipp.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Brandon Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer,

Ultimus Fund Solutions, LLC (since July 2017)

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

  * The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this Supplement, the Trust consists of 13 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated May 31, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (866) 954-6682.

Valued Advisers Trust

Green Owl Intrinsic Value Fund

Supplement to the Statement of Additional Information dated September 20, 2017

Supplement dated November 17, 2017

Effective, October 11, 2017, John C. Swhear resigned as Chief Compliance Officer and Vice President of the Trust. Also effective October 11, 2017, Brandon Kipp was elected as Chief Compliance Officer of the Trust.

The following table provides additional information regarding Mr. Kipp.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Brandon Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer,

Ultimus Fund Solutions, LLC (since July 2017)

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

  * The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this Supplement, the Trust consists of 13 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 20, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (888) 695-3729.

Valued Advisers Trust

LS Opportunity Fund

Supplement to the Statement of Additional Information dated September 28, 2017

Supplement dated November 17, 2017

Effective, October 11, 2017, John C. Swhear resigned as Chief Compliance Officer and Vice President of the Trust. Also effective October 11, 2017, Brandon Kipp was elected as Chief Compliance Officer of the Trust.

The following table provides additional information regarding Mr. Kipp.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Brandon Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer,

Ultimus Fund Solutions, LLC (since July 2017)

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

  * The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this Supplement, the Trust consists of 13 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 336-6763.

Valued Advisers Trust

Sound Mind Investing Fund	SMI Bond Fund
SMI Conservative Allocation Fund	SMI 50/40/10 Fund
SMI Dynamic Allocation Fund

Supplement to the Statement of Additional Information dated February 28, 2017

Supplement dated November 17, 2017

Effective, October 11, 2017, John C. Swhear resigned as Chief Compliance Officer and Vice President of the Trust. Also effective October 11, 2017, Brandon Kipp was elected as Chief Compliance Officer of the Trust.

The following table provides additional information regarding Mr. Kipp.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Brandon Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer,

Ultimus Fund Solutions, LLC (since July 2017)

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

  * The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this Supplement, the Trust consists of 13 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Prospectus, dated February 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) 764-3863 or (877) SMI-Fund.